Share-based Payments - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan	Mar. 31, 2018 CAD ($) shares yr	Mar. 31, 2017 CAD ($) shares	Feb. 29, 2016 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	4.32
Options outstanding, Number of options outstanding | shares	10,091,546	3,765,000	4,242,025
Exercisable options, Weighted number of options exercisable | shares	2,322,668	2,115,666
Weighted average exercise price, Exercisable	$ 1.97	$ 2.07
$1.24 - $1.82
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	3.47
Options outstanding, Number of options outstanding | shares	1,825,973
Exercisable options, Weighted number of options exercisable | shares	672,668
Weighted average exercise price, Exercisable	$ 1.66
$1.24 - $1.82 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.24
$1.24 - $1.82 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.82
$1.83 - $1.91
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	4.35
Options outstanding, Number of options outstanding | shares	420,000
Exercisable options, Weighted number of options exercisable | shares	350,000
Weighted average exercise price, Exercisable	$ 1.83
$1.83 - $1.91 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.83
$1.83 - $1.91 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.91
$1.92 - $2.05
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	4.69
Options outstanding, Number of options outstanding | shares	6,470,573
$1.92 - $2.05 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.92
$1.92 - $2.05 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.05
$2.06 - $2.15
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	4.70
Options outstanding, Number of options outstanding | shares	75,000
$2.06 - $2.15 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.06
$2.06 - $2.15 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.15
$2.16
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.16
Options outstanding, Weighted remaining contractual life outstanding | yr	3.64
Options outstanding, Number of options outstanding | shares	1,300,000
Exercisable options, Weighted number of options exercisable | shares	1,300,000
Weighted average exercise price, Exercisable	$ 2.16